UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:         12/31/00
                                               --------------------------
Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             WAKLEY & ROBERTON, INC.
                  -----------------------
Address:          500 108TH AVENUE N.E.
                  ---------------------
                  SUITE 1770
                  ----------
                  BELLEVUE, WA 98004
                  ------------------


Form 13F File Number:    28-06804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               MARGE JOHNSON
Title:              OFFICE MANAGER
Phone:              (425) 455-4875

Signature, Place, and Date of Signing:

    /S/ MARGE JOHNSON               BELLEVUE, WA                     2/7/01
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                             0
                                                          -----------

Form 13F Information Table Entry Total:                       64
                                                          -----------

Form 13F Information Table Value Total:                     84,417
                                                          -----------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number                        Name

         ____     28-_____________________                    NONE

         [Repeat as necessary.]



                               INFORMATION TABLE

                             WAKLEY & ROBERTON, INC.
                                December 31, 2000


                                                                        Item 5                                     Item 8
                  Item 1             Item 2     Item 3     Item 4      Shares of   Item 6                          Voting
              Name of Issuer        Title of    CUSIP    Fair Market   Principal  Investment    Item 7            Authority
                                     Class      Number   Value(x$1,000) Amount    Discretion   Managers  a. Sole  b. Shared  c. None
                                     -----      ------   -------------  ------    ----------   --------  -------  ---------  -------

GENERAL ELECTRIC COMPANY             Common    36960410    7,457       155,553      Sole        N/A         600              154,953
MICROSOFT CORP                       Common    59491810    7,050       162,544      Sole        N/A       3,670              158,874
INTEL CORP                           Common    45814010    5,583       185,716      Sole        N/A       4,500              181,216
INTERNATIONAL BUSINESS MACHINES      Common    45920010    4,434        52,160      Sole        N/A       1,000               51,160
MERCK & CO., INC.                    Common    58933110    4,200        44,860      Sole        N/A         250               44,610
ORACLE CORPORATION                   Common    68389X10    3,902       134,248      Sole        N/A       2,000              132,248
EXXON MOBILE CORP                    Common   30231G102    3,900        44,858      Sole        N/A         500               44,358
CITIGROUP INC COM                    Common   172967101    2,965        58,069      Sole        N/A       2,100               55,969
HEWLETT-PACKARD COMPANY              Common    42823610    2,844        90,105      Sole        N/A       2,200               87,905
CHASE MANHATTAN CORP NEW             Common    16161A10    2,588        56,958      Sole        N/A         750               56,208
CISCO SYSTEMS INC COM                Common    17275R10    2,194        57,367      Sole        N/A           0               57,367
MCDONALD'S CORPORATION               Common    58013510    2,071        60,901      Sole        N/A       1,400               59,501
JOHNSON & JOHNSON                    Common    47816010    2,001        19,050      Sole        N/A         400               18,650
ROYAL DUTCH PETROLEUM COMPANY        Common    78025780    1,764        29,125      Sole        N/A         600               28,525
BRISTOL MYERS SQUIBB CO.             Common    11012210    1,723        23,300      Sole        N/A         200               23,100
PEPSICO, INC.                        Common    71344810    1,596        32,200      Sole        N/A           0               32,200
WAL-MART STORES                      Common   931142103    1,535        28,890      Sole        N/A         300               28,590
MORGAN (J.P.) COMPANY                Common    61688010    1,461         8,825      Sole        N/A           0                8,825
AMERICA ONLINE INC DEL COM           Common   02364J104    1,299        37,340      Sole        N/A       1,800               35,540
EMC CORP MASS COM                    Common   268648102    1,240        18,650      Sole        N/A         500               18,150
COSTCO WHOLESALE                     Common   22160K105    1,212        30,350      Sole        N/A         400               29,950
AMERICAN HOME PRODUCTS CORP          Common     2660910    1,145        18,025      Sole        N/A           0               18,025
MOTOROLA, INC.                       Common    62007610    1,113        54,970      Sole        N/A           0               54,970
STATE ST CORP                        Common    85747710      994         8,000      Sole        N/A           0                8,000
FEDERAL NATIONAL MORTGAGE ASSN       Common   313586109      954        11,000      Sole        N/A           0               11,000
ALBERTSON'S, INC.                    Common     1310410      932        35,175      Sole        N/A           0               35,175
TEXAS INSTRS INC COM                 Common   882508104      888        18,750      Sole        N/A           0               18,750
VERIZON COMMUNICATIONS COM           Common    92343V10      868        17,320      Sole        N/A           0               17,320
BP AMOCO PLC SPONSORED ADR           Common     5562210      847        17,682      Sole        N/A           0               17,682
NEXTEL COMMUNICATIONS CL A           Common   65332V103      743        30,000      Sole        N/A           0               30,000
PROCTER & GAMBLE                     Common    74271810      731         9,320      Sole        N/A           0                9,320
HOME DEPOT INC COM                   Common   437076102      730        15,975      Sole        N/A           0               15,975
PFIZER, INC.                         Common    71708110      707        15,378      Sole        N/A         600               14,778
US BANCORP DEL COM                   Common    90297310      704        24,108      Sole        N/A           0               24,108
AGILENT TECHNOLOGIES COM             Common   00846U101      654        11,941      Sole        N/A           0               11,941




CHEVRON CORPORATION                  Common    16675110      642         7,606      Sole        N/A         100                7,506
ILLINOIS TOOL WORKS                  Common    45230810      637        10,700      Sole        N/A         100               10,600
DELL COMPUTER CORP COM               Common   247025109      483        27,720      Sole        N/A         250               27,470
SUN MICROSYSTEMS INC COM             Common   866810104      461        16,550      Sole        N/A           0               16,550
TEXACO, INC.                         Common    88169410      454         7,300      Sole        N/A           0                7,300
SCHLUMBERGER, LTD.                   Common    80685710      404         5,050      Sole        N/A           0                5,050
ELI LILLY & COMPANY                  Common    53245710      382         4,100      Sole        N/A           0                4,100
VODAFONE AIRTOUCH PLC NEW            Common    92857W10      380        10,600      Sole        N/A           0               10,600
    SPONSORED ADR
NORTEL NETWORKS CORP                 Common   656569100      348        10,850      Sole        N/A           0               10,850
STARBUCKS CORP.                      Common   855244109      332         7,500      Sole        N/A           0                7,500
LUCENT TECHNOLOGIES COM              Common    54946310      315        23,350      Sole        N/A           0               23,350
PHILLIP MORRIS COS  INC              Common   718154107      315         7,150      Sole        N/A           0                7,150
CATERPILLAR, INC.                    Common    14912310      303         6,400      Sole        N/A           0                6,400
BANKAMERICA CORP.                    Common     6605010      300         6,547      Sole        N/A           0                6,547
BOEING COMPANY                       Common     9702310      299         4,524      Sole        N/A           0                4,524
AMGEN INC                            Common    31162100      277         4,325      Sole        N/A         675                3,650
COMPAQ COMPUTER CORP                 Common    20449310      275        18,302      Sole        N/A           0               18,302
APPLIED MATLS INC COM                Common   038222105      270         7,075      Sole        N/A           0                7,075
NIKE, INC CL B                       Common   654106103      262         4,700      Sole        N/A           0                4,700
GAP INC DEL COM                      Common   364760108      261        10,250      Sole        N/A         300                9,950
AMERICAN INTERNATIONAL GRP           Common    26874107      255         2,587      Sole        N/A           0                2,587
EMERSON ELECTRIC                     Common   291011104      252         3,200      Sole        N/A           0                3,200
SCHERING PLOUGH CORP.                Common   806605101      219         3,865      Sole        N/A           0                3,865
WASHINGTON MUTUAL INC COM            Common   939322103      217         4,084      Sole        N/A           0                4,084
QWEST COMMUNICATIONS COM             Common    74912110      212         5,174      Sole        N/A           0                5,174
MORGAN STANLEY                       Common   617446448      210         2,650      Sole        N/A           0                2,650
   DEAN WITTER & CO.
BURLINGTON NORTHERN SANTA FE         Common   12189T104      208         7,350      Sole        N/A           0                7,350
SBC COMMUNICATIONS INC               Common   78387G103      208         4,354      Sole        N/A           0                4,354
EQUIFAX INC COM                      Common   294429105      207         7,200      Sole        N/A           0                7,200


GRAND TOTAL                                                             84,417

